Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	ORRSTOWN FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-34292
Entity Tax Identification Number	23-2530374
Entity Address, Address Line One	4750 Lindle Road,
Entity Address, Address Line Two
Entity Address, City or Town	Harrisburg,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17111
City Area Code	(717)
Local Phone Number	532-6114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ORRF
Security Exchange Name	NASDAQ
Entity Central Index Key	0000826154
Amendment Flag	false